Income and Expenses Relating to Life Insurance Operations - Life Insurance Premiums and Related Investment Income (Detail) - JPY (¥) ¥ in Millions	3 Months Ended				9 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2023		Dec. 31, 2022
Net Investment Income [Line Items]
Total revenue	¥ 678,125		¥ 630,028		¥ 2,037,860		¥ 1,994,844
Life insurance premiums
Net Investment Income [Line Items]
Total revenue	109,405		107,546		332,188		328,308
Life insurance related investment income
Net Investment Income [Line Items]
Total revenue	(1,131)	[1]	(14,440)	[1]	61,824	[2]	28,009	[2]
Life insurance premiums and related investment income
Net Investment Income [Line Items]
Total revenue	¥ 108,274		¥ 93,106		¥ 394,012		¥ 356,317

[1]	Life insurance related investment income (loss) for the three months ended December 31, 2022 and 2023 include net unrealized holding a loss of ¥357 million and a gain of ¥5,647 million on equity securities held as of December 31, 2022 and 2023, respectively.
[2]	Life insurance related investment income for the nine months ended December 31, 2022 and 2023 include net unrealized holding a loss of ¥9,301 million and a gain of ¥23,027 million on equity securities held as of December 31, 2022 and 2023, respectively.